Stockholders' Equity (Common and Preferred Stock) (Detail)	9 Months Ended	12 Months Ended	63 Months Ended
	Sep. 30, 2017 Vote $ / shares shares	Dec. 31, 2016 Vote $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2015 $ / shares shares
Private Placement [Member]
Common Stock [Abstract]
Common stock shares issued (in shares)			20,000,000
Sale of Stock, Price Per Share | $ / shares			$ 10
Sale of Stock, Number of Shares Issued in Transaction			20,000,000
Sale Of Stock Nature Of Consideration Received Per Transaction		The Company ceased raising capital under this private placement offering effective December 31, 2011.
Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred shares authorized (in shares)	8,990,000	8,990,000
Convertible Series AA Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred shares authorized (in shares)		1,000,000
Annual cash dividend rate (in hundredths)		7.00%
Liquidation preference per share (in dollars per share) | $ / shares		$ 25.00
Initial conversion price (in dollars per share) | $ / shares		$ 25.00
Total number of common shares issuable upon conversion of outstanding shares of preferred stock (in shares)		2
Preferred shares issued (in shares)		0
Common Class A [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01		$ 0.01
Common stock shares issued (in shares)	17,614,160	17,502,673		17,202,228
Number of votes holder is entitled to | Vote	1	1
Maximum individual common stock ownership (in hundredths)	9.80%	9.80%
Common Class B [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)	1,000	1,000
Par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock shares issued (in shares)	0	0
Number of votes holder is entitled to | Vote	1	1
Maximum individual common stock ownership (in hundredths)	9.80%	9.80%